Intangible assets (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Amortisation, intangible assets other than goodwill	$ 8,427	$ 11,433
Impairment of intangible assets	$ (10)	(18,440)	$ (898)
Mogo Crypto Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Impairment of intangible assets		$ 6,521